ORDINARY SHARES AND ORDINARY SHARE WARRANTS	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
ORDINARY SHARES AND ORDINARY SHARE WARRANTS	ORDINARY SHARES AND ORDINARY SHARE WARRANTS
As of December 31, 2022, 10,000,000,000 shares with no par value are authorized, of which, 8,000,000,000 shares are designated as Class A Ordinary Shares, and 2,000,000,000 shares are designated as Class B Ordinary Shares. As of December 31, 2022, the Company had 508,377,200 Class A Ordinary Shares outstanding and 174,934,392 Class B Ordinary Shares outstanding.

The rights of the holders of each class of ordinary shares are identical, except with respect to voting. Each share of Class A Ordinary Share is entitled to one vote per share. Each share of Class B Ordinary Share is entitled to 10 votes per share. Shares of Class B Ordinary Share may be converted at any time at the option of the stockholder and automatically convert upon sale or transfer to Class A Ordinary Share.

Stock Split

On June 22, 2022, the Company executed a 1:186.9 stock split in connection with the EJFA Merger. All prior period references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the effects of the stock split. See Note 3 for further details.
As of December 31, 2022 and 2021, the Company had reserved ordinary shares for future issuance as follows:

	December 31,
	2022	2021
Share options	76,557,428	87,262,873
Options to restricted shares	242,615,284	245,167,369
RSUs	5,753,975	—
Ordinary share warrants	23,468,710	4,316,570
Preferred share warrants	—	27,033,450
Convertible preferred shares	—	406,399,029
Shares available for future grant of equity awards	107,700,338	40,554,566
Total shares of ordinary share reserved	456,095,735	810,733,856
Ordinary Share Warrants
The Company has accounted for the ordinary share warrants as equity-classified warrants as they met the requirements for equity classification under ASC 815, including whether the ordinary share warrants are indexed to the Company’s own ordinary shares.

As of December 31, 2022, there were 5,277,899 warrants to purchase ordinary shares with an exercise price of $0.000005 per share, and 3,440,811 warrants to purchase ordinary shares with an exercise price of $0.00005 per share.

Ordinary Shares Purchase Agreement

On August 17, 2022, the Company entered into an ordinary shares purchase agreement (the “Equity Financing Purchase Agreement”) and a registration rights agreement (the “Equity Financing Registration Rights Agreement”) with B. Riley Principal Capital II, LLC (“B. Riley Principal Capital II”). Pursuant to the Equity Financing Purchase Agreement, the Company has the right to sell to B. Riley Principal Capital II, up to $300,000,000 of newly issued shares of the Company’s Class A Ordinary Shares from time to time during the 24-month term of the Equity Financing Purchase Agreement, subject to certain limitations and conditions set forth in the Equity Financing Purchase Agreement. Sales of Class A Ordinary Shares pursuant to the Equity Financing Purchase Agreement, and the timing of any sales, are solely at the option of the Company, and the Company is under no obligation to sell any securities to B. Riley Principal Capital II under the Equity Financing Purchase Agreement.

The per share purchase price for the shares of Class A Ordinary Shares that the Company elects to sell to B. Riley Principal Capital II in a Purchase pursuant to the Equity Financing Purchase Agreement, if any, will be determined by reference to the volume weighted average price of the Company’s Class A Ordinary Shares as defined within the Equity Financing Purchase Agreement, less a fixed 3% discount. The Company cannot issue to B. Riley Principal Capital II more than 40,139,607 shares of Class A Ordinary Shares, which number of shares is approximately 9% of outstanding Class A Ordinary Shares immediately prior to the execution of the Equity Financing Purchase Agreement.
The net proceeds under the Equity Financing Purchase Agreement to the Company will depend on the frequency and prices at which the Company sells shares of its stock to B. Riley Principal Capital II. As consideration for B. Riley Principal Capital II’s commitment to purchase shares of Class A Ordinary Shares at the Company’s direction upon the terms and subject to the conditions set forth in the Equity Financing Purchase Agreement, upon execution of the Equity Financing Purchase Agreement, the Company issued 46,536 shares of Class A Ordinary Shares to B. Riley Principal Capital II. Expense of $1 million related to these shares was recognized within other income (loss), net in the Company’s consolidated statements of operations and comprehensive income (loss). As of December 31, 2022, the Company has not sold any Class A Ordinary Shares to B. Riley Principal Capital II under the Equity Financing Purchase Agreement.